Financial Information - Washington Federal, INC. - Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash Flows From Operating Activities
Net income	$ 46,104	$ 44,112	$ 42,070	$ 41,246	$ 44,224	$ 43,004	$ 41,723	$ 35,098	$ 173,532	$ 164,049	$ 160,316
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease (increase) in other assets									7,974	(14,204)	(29,220)
Net cash provided (used) by operating activities									179,700	221,721	142,871
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									7,238	9,283	2,070
Repurchase of warrants									0	(7,744)	0
Treasury stock purchased									(98,374)	(87,850)	(126,728)
Dividends paid on common stock									(74,519)	(49,926)	(51,111)
Net cash provided (used) by financing activities									227,538	75,662	(350,176)
Increase (decrease) in cash and cash equivalents									(137,298)	166,319	(497,794)
Cash and cash equivalents at beginning of year				450,368				284,049	450,368	284,049	781,843
Cash and cash equivalents at end of year	313,070				450,368				313,070	450,368	284,049
Parent Company
Cash Flows From Operating Activities
Net income									173,532	164,049	160,316
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income (loss) of subsidiaries									3,584	(12,677)	32,375
Decrease (increase) in other assets									15	(15)	0
Increase (decrease) in other liabilities									(2,699)	1,552	(13,189)
Net cash provided (used) by operating activities									174,432	152,909	179,502
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit									7,238	9,283	2,070
Treasury stock purchased									(98,374)	(87,850)	(126,728)
Dividends paid on common stock									(74,519)	(49,926)	(51,111)
Net cash provided (used) by financing activities									(165,655)	(136,237)	(175,769)
Increase (decrease) in cash and cash equivalents									8,777	16,672	3,733
Cash and cash equivalents at beginning of year				$ 24,300				$ 7,628	24,300	7,628	3,895
Cash and cash equivalents at end of year	$ 33,077				$ 24,300				$ 33,077	$ 24,300	$ 7,628